RELATED PARTY (Details Textual ) (USD $)	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2012	Apr. 30, 2012	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Mar. 28, 2012
Proceeds from Issuance or Sale of Equity			$ 3,000,000
Increase In Additional Capital				3,000,000	3,000,000
Related Party Transaction, Due from (to) Related Party			2,000	2,000	2,000
Accounts Payable, Related Parties			4,000	4,000
Converible Note Percentage	20.00%		20.00%
Converible Note Principal Amount	600,000		240,000	156,243
Notes Payable			100,000	100,000	98,659
Debt Instrument, Convertible, Effective Interest Rate			24.00%		24.00%
Advance Under Note					84,657
Cash Advance Net Of Interest					60,000	60,000
Debt Instrument, Convertible, Conversion Price			$ 0.065	$ 0.065	$ 0.35
Stock Issued During Period, Value, Conversion of Units			600,000
Stock Issued During Period, Shares, Other			1,546,667
Stock Transferred During Period		7,500,000
Shares Issued Related Party Transactions One				277,778
Price Per Share Related Party Transactions				$ 0.09
Warrants Shares Related Party Transactions				30,000
Warrants Price Per Share Related Party Transactions				$ 0.15
Shares Issued Related Party Transactions Two				4,615,385
Accounts Payable, Related Parties, Current					12,000
Debt Instrument Convertible Conversion Price Minimum			$ 0.014	$ 0.014
Debt Instrument Convertible Conversion Price Maximum			$ 0.065	$ 0.065
Shares Issued Related Party Transactions Three				1,562,430
Proceeds from Related Party Debt				155,000
First Advance [Member]
Advance Under Note					300,000	300,000
Second Advance [Member]
Advance Under Note						84,657
Related Party [Member]
Related Party Transaction, Due from (to) Related Party			46,000	46,000	46,000
Samuel Herschkowitz [Member]
Notes Payable			240,000	240,000
Advance Under Note			357,282	357,282
Stock Issued During Period, Shares, Conversion of Units				42,700,000
Stock Issued During Period, Shares, Other				26,500,000
Sok Partners [Member]
Advance Under Note			300,000	300,000
Stock Issued During Period, Shares, Conversion of Units			4,615,385	42,700,000
Stock Issued During Period, Shares, Other				26,500,000
Morawetz [Member]
Stock Option Shares Related Party Transactions					75,000
Stock Option Price Per Share Related Party Transactions					$ 0.35
Gadbaw [Member]
Stock Option Shares Related Party Transactions					160,000
Stock Option Price Per Share Related Party Transactions					$ 0.35
Board Of Directors Chairman [Member]
Payments Made To Officers One			25,000		25,000
Director [Member]
Payments Made To Officers Two			$ 30,000		$ 30,000